Financial instruments - Derivative Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Loans and borrowings	€ 2,258.6	€ 2,151.4
Borrowings	2,291.2	2,177.4
Gross amount of financial instruments as presented upon balance sheet	4.9	21.2
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	4.9	20.4
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	0.0	0.8
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	131.6	60.8
Related financial instruments that are offset	4.9	20.4
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	126.7	40.4
Derivative financial instruments | Cash flow hedges | Cross currency interest rate swap
Disclosure of financial assets [line items]
Change in fair value of outstanding hedging instruments	€ (71.7)	€ 58.4
Weighted average hedged rate of outstanding hedging instruments - currency	5.30%	5.60%
EUR/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.7	€ 18.5
Notional amount	348.3	419.2
Change in fair value of outstanding hedging instruments	€ 37.4	€ (31.6)
Weighted average hedged rate of outstanding hedging instruments - currency	113.00%	110.00%
GBP/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.0	€ 0.3
Notional amount	0.0	0.0
Change in fair value of outstanding hedging instruments	€ (0.8)	0.4
Weighted average hedged rate of outstanding hedging instruments - currency	9.00%
GBP/EUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 4.0	0.7
Notional amount	325.4	390.7
Change in fair value of outstanding hedging instruments	€ (8.1)	€ 26.2
Weighted average hedged rate of outstanding hedging instruments - currency	114.00%	115.00%
SEKEUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.0	€ 0.6
Notional amount	110.9	110.3
Change in fair value of outstanding hedging instruments	€ 7.0	€ (3.0)
Weighted average hedged rate of outstanding hedging instruments - currency	9.00%	10.00%
Other currencies | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.0	€ 1.0
Notional amount	2.6	70.2
Change in fair value of outstanding hedging instruments	€ 1.0	€ (3.8)